Virtus Asset Trust

Supplement dated March 8, 2024 to the Virtus Asset Trust Statutory Prospectus dated

April 28, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective March 8, 2024, references to Virtus SGA International Growth Fund throughout this Prospectus are no longer applicable.

Investors should retain this supplement with the Prospectus for future reference.

VAT SGA International Growth Fund Prospectus Not Applicable (3/2024)